Consolidated Statements of Other Comprehensive Income - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Other Comprehensive Income [Abstract]
Profit for the year		$ 308,174	$ 249,238	$ 592,937
Components of other comprehensive income that will not be reclassified to profit and loss, net of taxes
(Loss) gain from new measurements of defined benefit plans		(3,006)	2,123	1,812
(Loss) from financial instruments designated at fair value through other comprehensive income		(231)	(4,003)	(932)
Total other comprehensive income that will not be reclassified to period results, net of taxes		(3,237)	(1,880)	880
Components of other comprehensive income that may be reclassified to profit and loss, net of taxes
(Loss) gain from translation exchange differences	[1]	(1,438,514)	443,638	156,041
Gain (loss) from translation exchange differences to the put option	[2]	112,576	(176,831)	(44,384)
Net gain on hedge of a net investment in a foreign operation			2,473	(5,755)
Gain from cash flow hedge		2,957	4,495	4,909
Total other comprehensive income that may be reclassified to profit or loss, net of taxes		(1,322,981)	273,775	110,811
Total other comprehensive income		(1,326,218)	271,895	111,691
Total comprehensive income		(1,018,044)	521,133	704,628
Comprehensive income attributable to:
Equity holders of the Parent		(1,211,146)	372,327	585,186
Non-controlling interests		$ 193,102	$ 148,806	$ 119,442

[1]	Represents exchange differences arising from the translation of assets, liabilities, equity and results of foreign operations into the reporting currency.
[2]	Represent exchange differences arising from the translation of put option on the subsidiary Grupo Disco Uruguay S.A. into the reporting currency.